BUSINESS COMBINATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combinations [Abstract]
Schedule of total consideration
The total consideration transferred is as follows (in thousands):
Cash	$18,493
Earnout payments	$3,607
Total consideration	$22,100

Cash	$18,493
Earnout payments	$3,607
Total consideration	$22,100

Schedule of preliminary fair value of assets acquired and liabilities
Cash and cash equivalent	$478
Restricted cash	51
Accounts receivable	1,773
Inventory	3,330
Prepaid expenses and other current assets	470
Right of use asset	1,151
Property and equipment, net	827
Other non-current assets	30
Goodwill	7,538
Intangible assets	14,133
Accounts payable	(2,082)
Accrued compensation	(766)
Other accrued liabilities	(1,059)
Deferred revenue	(2,088)
Warranty Obligations	(535)
Leases Liability	(1,151)
Total purchase consideration	$22,100

Cash and cash equivalent	$478
Restricted cash	51
Accounts receivable	1,773
Inventory	3,330
Prepaid expenses and other current assets	470
Right of use asset	1,151
Property and equipment, net	827
Other non-current assets	30
Goodwill	7,538
Intangible assets	14,133
Accounts payable	(2,082)
Accrued compensation	(766)
Other accrued liabilities	(1,059)
Deferred revenue	(2,088)
Warranty Obligations	(535)
Leases Liability	(1,151)
Total purchase consideration	$22,100

Schedule of intangible assets acquired
	Estimated Fair Value	Estimated Useful Life (Years)

Trademark	$795	3
Technology	6,161	4
Customer relationship - Warranty	201	2
Customer relationship - Rental	2,102	4
Customer relationship - Distribution	4,578	5
Backlog	296	1

	Estimated	Estimated Useful Life
	Fair Value	(Years)
Trademark	$795	3
Technology	6,161	4
Customer relationship - Warranty	201	2
Customer relationship - Rental	2,102	4
Customer relationship - Distribution	4,578	5
Backlog	296	1

Schedule of pro forma revenue and earnings
	Twelve Months Ended December 31,
	2023	2022
Revenues	24,923	25,307
Net loss	(21,761)	(28,369)